Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits
Schedule of group's employee welfare benefits expense

The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2015, 2016 and 2017 (in millions):

	For the year ended December 31
	2015	2016	2017
	RMB	RMB	RMB
Contributions to medical and pension schemes	366.4	481.8	626.4
Other employee benefits	235.5	315.1	410.5

	601.9	796.9	1,036.9